Income Taxes (Tables)	12 Months Ended
Apr. 30, 2026
Income Taxes [Abstract]
Schedule of Components of Loss Before Income Taxes

The components of loss before income taxes are as follows:

For the years ended April 30,	2024	2025	2026	2026
	JPY	JPY	JPY	USD
Domestic (Japan)	(336,339,168)	(256,696,946)	(2,422,369,760)	(15,462,593)
Foreign	-	-	(319,862,071	(2,041,759)
Total loss before income taxes	(336,339,168)	(256,696,946)	(2,742,231,831)	(17,504,352)

Schedule of Provision for Income Taxes

The significant components of the provision for income taxes are as follows:

For the years ended April 30,	2024	2025	2026	2026
	JPY	JPY	JPY	USD
Current income tax expense (benefit)	-	-	-	-
Deferred income tax expense (benefit)	(188,496)	-	-	-
Total provision for income taxes	(188,496)	-	-	-

Schedule of Schedule of Rate Reconciliations, Prior to Adoption

For FY2026, the Company uses the Japanese national statutory income tax rate applicable to the parent company, its jurisdiction of domicile, as the starting point for the reconciliation. The rate reconciliation is presented using the categories required by ASU 2023-09.

Year ended April 30, 2026	JPY	%	USD
Tax at Japanese statutory income tax rate	(948,537,990)	34.6%	(6,054,755)
State and local income tax, net of national income tax effect	-	-	-
Foreign tax effects	43,461,618	(1.6)%	277,426
Effect of changes in tax laws or rates	-	-	-
Effect of cross-border tax laws	-	-	-
Tax credits	-	-	-
Changes in valuation allowances	187,858,423	(6.9)%	1,199,147
Nontaxable or nondeductible items – acquisition-related expense	699,430,848	(25.5)%	4,464,642
Outside-basis / related-company share basis difference	-	-	-
Other nontaxable or nondeductible items	745,830	0.0%	4,761
Other	17,041,271	(0.6)%	108,779
Effective income tax rate / provision	-	-	-

The comparative FY2024 and FY2025 rate reconciliations, prior to adoption of ASU 2023-09, were as follows:

Year ended April 30,	2024	2025
Japanese statutory income tax rate	34.6%	34.6%
Deferred IPO costs	11.8%	—
Non-taxable income	1.0%	—
Valuation allowance	(45.9)%	(33.4)%
Share-based compensation	(0.2)%	—
Non-deductible compensation	—	—
Others	(1.2)%	(1.2)%
Effective tax rate	0.1%	0.0%

Schedule of Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities are recognized for temporary differences and tax loss carryforwards and are measured using enacted tax rates expected to apply when the related amounts are recovered or settled. The April 30, 2025 comparative amounts below reflect the parent company.

As of April 30,	2025	2026	2026
	JPY	JPY	USD
Japan tax loss carryforwards	438,955,724	565,712,853	3,611,087
Other Japan temporary differences	29,932,840	35,177,137	224,544
Foreign tax loss carryforwards	-	144,895,706	924,906
Foreign / other deferred tax assets	-	55,260,105	352,739
Gross deferred tax assets	468,888,564	801,045,801	5,113,276
Valuation allowance	(466,899,408)	(784,807,452)	(5,009,623)
Deferred tax assets, net	1,989,156	16,238,349	103,653
Parent / other deferred tax liabilities	(1,989,156)	(3,854,002)	(24,601)
Foreign / other deferred tax liabilities	-	(12,384,347)	(79,052)
Deferred tax liabilities	(1,989,156)	(16,238,349)	(103,653)
Net deferred tax asset (liability)	-	-	-

Schedule of Income Taxes Paid

Income taxes paid, net of refunds received, are presented by jurisdiction below.

Year ended April 30, 2026	JPY	USD
Japan – national income taxes	-	-
Japan – local income taxes	-	-
Cyprus	-	-
Germany	89,560	572
Switzerland	-	-
United States	-	-
Other foreign jurisdictions	-	-
Total income taxes paid, net of refunds	89,560	572